CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities
Net Income (Loss)	$ 114,627	$ (13,166)	$ (105,417)
Reconciliation of Net Loss to Net Cash Provided by (Used in) Operating Activates
Depreciation Expense	82,610		74,375
Loss on Contract	0		5,000
Equity Loss (Income)	2,462		0
Return on Investment	0		0
Dry-dock Expenditure	(11,450)		(17,928)
Amortization of Deferred Finance Costs	1,240	1,228	1,228
Deferred Compensation Liability	324	782	832
Share-based Compensation	388		2,093
Gain on Equity Method Investment	0		0
Adjustment of warrants to fair value	0		0
Other, net	(61)		(5)
Changes in Operating Assets and Liabilities
Accounts Receivables	(11,832)		(11,435)
Accounts Receivables, Related Party	77		0
Inventory	7,380		3,528
Prepaid Expenses and Other Current Assets	262		(130)
Accounts Payable and Accrued Liabilities	(3,869)		(3,796)
Accounts Payable, Related party	0		0
Voyages in Progress	(7,767)		4,390
Non-current Related party Receivables	0		0
Net Cash Provided by (Used in) Operating Activities	174,391		(47,265)
Cash Flows from Investing Activities
Proceeds from Sale of Marketable Securities	0		600
Investment in Vessels	(123,373)		(6,983)
Investment in Other Fixed Assets	(103)		(1,864)
Sale of Other Fixed Assets	334		0
Deposits to and Repayment from Seller	(64,000)		5,475
Investments in Nordic American Offshore Ltd	(9,508)		(65,004)
Acquisition of Orion Tankers Ltd	0		(271)
Cash arising from obtaining control of Orion Tankers Ltd	0		6,544
Acquisition of Scandic American Shipping Ltd, net of cash acquired	0		(7,641)
Acquisition of Scandic Assets Held for Sale	0		(5,467)
Proceeds from Sale of Scandic Assets held for Sale	0		5,467
Long-term Deposits	(5,000)		(5,000)
Return of Investments	4,227		0
Other, net	0		889
Net Cash Provided by (Used in) Investing Activities	(197,423)		(73,255)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock	0		172,611
Proceeds from Use of Credit Facility	80,000		40,000
Repayments on Credit Facility	0		(40,000)
Credit Facility Costs	(4,640)		0
Dividends Distributed	(123,071)		(41,756)
Net Cash (Used In) Provided by Financing Activities	(47,711)		130,855
Net (Decrease) Increase in Cash and Cash Equivalents	(70,743)		10,335
Cash and Cash Equivalents at Beginning of Year	100,736	65,675	55,511
Effect of Exchange Rate changes on Cash and Cash Equivalents	(104)		(171)
Cash and Cash Equivalents at End of Year	29,889	100,736	65,675
Cash Paid for Interest, Net of Amounts Capitalized			7,158
Cash Paid for Taxes	47		214
Fair value of shares distributed as dividend in kind	0		0
Adjusted [Member]
Cash Flows from Operating Activities
Net Income (Loss)		(13,166)
Reconciliation of Net Loss to Net Cash Provided by (Used in) Operating Activates
Depreciation Expense		80,531
Loss on Contract		0
Equity Loss (Income)		(1,497)
Return on Investment		1,929
Dry-dock Expenditure		(5,346)
Amortization of Deferred Finance Costs		1,228
Deferred Compensation Liability		782
Share-based Compensation		997
Gain on Equity Method Investment		(3,285)
Adjustment of warrants to fair value		915
Other, net		(37)
Changes in Operating Assets and Liabilities
Accounts Receivables		3,539
Accounts Receivables, Related Party		0
Inventory		2,438
Prepaid Expenses and Other Current Assets		300
Accounts Payable and Accrued Liabilities		2,784
Accounts Payable, Related party		0
Voyages in Progress		(14,633)
Non-current Related party Receivables		0
Net Cash Provided by (Used in) Operating Activities		57,479
Cash Flows from Investing Activities
Proceeds from Sale of Marketable Securities		0
Investment in Vessels		(73,772)
Investment in Other Fixed Assets		(281)
Sale of Other Fixed Assets		0
Deposits to and Repayment from Seller		0
Investments in Nordic American Offshore Ltd		(11,403)
Acquisition of Orion Tankers Ltd		0
Cash arising from obtaining control of Orion Tankers Ltd		0
Acquisition of Scandic American Shipping Ltd, net of cash acquired		0
Acquisition of Scandic Assets Held for Sale		0
Proceeds from Sale of Scandic Assets held for Sale		0
Long-term Deposits		0
Return of Investments		3,772
Other, net		0
Net Cash Provided by (Used in) Investing Activities		(81,685)
Cash Flows from Financing Activities
Proceeds from Issuance of Common Stock		113,433
Proceeds from Use of Credit Facility		0
Repayments on Credit Facility		0
Credit Facility Costs		0
Dividends Distributed		(54,069)
Net Cash (Used In) Provided by Financing Activities		59,364
Net (Decrease) Increase in Cash and Cash Equivalents		35,158
Cash and Cash Equivalents at Beginning of Year	100,736	65,675
Effect of Exchange Rate changes on Cash and Cash Equivalents		(97)
Cash and Cash Equivalents at End of Year		100,736	$ 65,675
Cash Paid for Interest, Net of Amounts Capitalized	$ 9,374	9,700
Cash Paid for Taxes		86
Fair value of shares distributed as dividend in kind		$ 12,589